Fees and Expenses	Sep. 21, 2026
Dividend Growth Portfolio | Dividend Growth Portfolio
Prospectus [Line Items]
Expense Narrative [Text Block]	Dividend Growth Portfolio – Effective November 1, 2026, the following changes will be made: The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.67%	0.67%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.91%	0.71%
Less Fee Waiver[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver	0.83%	0.63%

[1]         The investment adviser has agreed to waive 0.08% of its management fee through April 30, 2028. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example Narrative [Text Block]	In the Examples subsection, the table will be deleted and replaced with the following:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$85	$282	$496	$1,112
Class P	$64	$219	$387	$875

Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$85	$282	$496	$1,112
Class P	$64	$219	$387	$875

International Small-Cap Portfolio | International Small-Cap Portfolio
Prospectus [Line Items]
Expense Narrative [Text Block]	International Small-Cap Portfolio – Effective November 1, 2026, the following changes will be made: The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.85%	0.85%
Service Fee	0.20%	N/A
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	1.14%	0.94%
Less Fee Waiver[1]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	1.11%	0.91%

[1]         The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2028. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example Narrative [Text Block]	In the Examples subsection, the table will be deleted and replaced with the following:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$113	$359	$625	$1,383
Class P	$93	$297	$517	$1,152

Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$113	$359	$625	$1,383
Class P	$93	$297	$517	$1,152